Junior Subordinated Interest Deferrable Debentures (Key Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 108,868,000	$ 134,642,000
Trust IX
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 41,238,000
Interest rate (as a percent)	7.28%
Interest rate index	SOFR
Spread on interest rate index (as a percent)	1.62%
Trust X
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 21,021,000
Interest rate (as a percent)	7.29%
Interest rate index	SOFR
Spread on interest rate index (as a percent)	1.65%
Trust XI
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 25,990,000
Interest rate (as a percent)	7.28%
Interest rate index	SOFR
Spread on interest rate index (as a percent)	1.62%
Trust XII
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 20,619,000
Interest rate (as a percent)	7.09%
Interest rate index	SOFR
Spread on interest rate index (as a percent)	1.45%